Change in Property, Plant and Equipment (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	$ 3,173,824
Impairment		$ 15,313
Ending Balance	3,038,612	3,173,824
Gross [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	6,733,634	7,011,178
Additions	114,576	74,823
Disposals	(115,029)	(82,826)
Reclassifications		(374)
Effect of foreign currency exchange differences	339,279	(269,167)
Ending Balance	6,937,062	6,733,634
Reclassification to assets held for sale	(135,398)
Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	3,559,810	3,369,289
Depreciation expense	373,572	383,521
Disposals	(102,886)	(74,755)
Effect of foreign currency exchange differences	183,694	(133,558)
Ending Balance	3,898,450	3,559,810
Reclassification to assets held for sale	(115,740)
Rig Equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	2,823,782
Impairment		15,313
Ending Balance	2,745,172	2,823,782
Rig Equipment [Member] | Gross [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	6,034,166	6,266,991
Additions	7,013	21,268
Disposals	(32,153)	(71,014)
Reclassifications	127,668	67,779
Effect of foreign currency exchange differences	321,240	(250,858)
Ending Balance	6,322,536	6,034,166
Reclassification to assets held for sale	(135,398)
Rig Equipment [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	3,210,384	3,056,058
Depreciation expense	335,215	334,896
Disposals	(28,399)	(67,304)
Effect of foreign currency exchange differences	175,904	(128,579)
Ending Balance	3,577,364	3,210,384
Reclassification to assets held for sale	(115,740)
Rental Equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	60,179
Ending Balance	43,992	60,179
Rental Equipment [Member] | Gross [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	148,011	159,144
Additions		71
Disposals	(18,227)	(9,758)
Reclassifications		84
Effect of foreign currency exchange differences	679	(1,530)
Ending Balance	130,463	148,011
Rental Equipment [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	87,832	79,746
Depreciation expense	9,418	15,159
Disposals	(11,249)	(6,331)
Effect of foreign currency exchange differences	470	(742)
Ending Balance	86,471	87,832
Other Equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	66,560
Ending Balance	52,195	66,560
Other Equipment [Member] | Gross [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	244,950	247,073
Additions	347	49
Disposals	(59,865)	(785)
Reclassifications	507	216
Effect of foreign currency exchange differences	5,351	(1,603)
Ending Balance	191,290	244,950
Other Equipment [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	178,390	161,342
Depreciation expense	15,993	19,914
Disposals	(59,857)	(592)
Effect of foreign currency exchange differences	4,569	(2,274)
Ending Balance	139,095	178,390
Vehicles [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	16,280
Ending Balance	12,702	16,280
Vehicles [member] | Gross [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	43,201	45,147
Additions		42
Disposals	(228)	(339)
Reclassifications		113
Effect of foreign currency exchange differences	2,483	(1,762)
Ending Balance	45,456	43,201
Vehicles [member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	26,921	23,117
Depreciation expense	4,820	5,064
Disposals	(220)	(320)
Effect of foreign currency exchange differences	1,233	(940)
Ending Balance	32,754	26,921
Buildings [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	71,102
Ending Balance	65,561	71,102
Buildings [Member] | Gross [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	127,385	131,361
Additions	569	235
Disposals	(3,663)	(930)
Effect of foreign currency exchange differences	4,036	(3,281)
Ending Balance	128,327	127,385
Buildings [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	56,283	49,026
Depreciation expense	8,126	8,488
Disposals	(3,161)	(208)
Effect of foreign currency exchange differences	1,518	(1,023)
Ending Balance	62,766	56,283
Assets Under Construction [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	102,035
Ending Balance	84,561	102,035
Assets Under Construction [Member] | Gross [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	102,035	126,430
Additions	106,647	53,158
Reclassifications	(128,175)	(68,566)
Effect of foreign currency exchange differences	4,054	(8,987)
Ending Balance	84,561	102,035
Land [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	33,886
Ending Balance	34,429	33,886
Land [Member] | Gross [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	33,886	35,032
Disposals	(893)
Effect of foreign currency exchange differences	1,436	(1,146)
Ending Balance	$ 34,429	$ 33,886